Financial Risk Management Objectives and Policies - Additional Information (Details) € in Millions, $ in Millions	12 Months Ended
	Sep. 30, 2024 EUR (€) Customer	Sep. 30, 2023 EUR (€)	Sep. 30, 2024 USD ($) Customer
Disclosure of detailed information about financial instruments [line items]
Number of customer | Customer	1		1
Percentage of concentration of receivables	10.00%		10.00%
Weakening of Euro against major currency	10.00%
Reclassified the cash flow hedge reserve of a cumulative loss	€ 0.3
Negative effect on net profit (loss)	€ 7.1	€ 11.6
Accounts Receivables
Disclosure of detailed information about financial instruments [line items]
Percentage of concentration of receivables	13.00%		13.00%
Interest Rate Risk | Euro Denominated Facility
Disclosure of detailed information about financial instruments [line items]
Notional amount	€ 375.0
Interest Rate Risk | USD Denominated Facility
Disclosure of detailed information about financial instruments [line items]
Notional amount | $			$ 850.0
Interest Rate Risk | New Euro Denominated Facility
Disclosure of detailed information about financial instruments [line items]
Borrowings	€ 375.0
Interest Rate Risk | New USD Denominated Facility
Disclosure of detailed information about financial instruments [line items]
Borrowings | $			$ 280.0
Interest Rate Risk | Senior Term Facilities Agreement
Disclosure of detailed information about financial instruments [line items]
Maturity date	April 30, 2028, but was extinguished and replaced by the term loans under the new Term and Revolving Facilities Agreement (as defined below) effective August 2, 2024